SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
SECURITIES	SECURITIES
The amortized cost and fair value of securities at March 31, 2022 and December 31, 2021 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2022
Securities Available for Sale
U.S. Treasury securities	$9,797	$—	$(556)	$9,241
U.S. Government Sponsored Enterprises (GSEs)	8,453	—	(414)	8,039
State and municipal securities	56,963	607	(2,924)	54,646
Corporate debt securities	10,528	129	(216)	10,441
Asset based securities	10,096	14	(105)	10,005
Mortgage-backed GSE residential/multifamily and non-GSE	60,264	6	(1,615)	58,655
Total securities available for sale	$156,101	$756	$(5,830)	$151,027
Securities Held to Maturity
State and municipal securities	19,667	—	(1,440)	18,227
Total securities held to maturity	$19,667	$—	$(1,440)	$18,227
Total securities	$175,768	$756	$(7,270)	$169,254

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$7,820	$22	$(20)	$7,822
U.S. Government Sponsored Enterprises (GSEs)	9,228	68	(103)	9,193
State and municipal securities	54,236	2,611	(66)	56,781
Corporate debt securities	10,530	289	(35)	10,784
Asset based securities	10,380	116	(24)	10,472
Mortgage-backed GSE residential/multifamily and non-GSE	37,123	185	(188)	37,120
Total securities available for sale	$129,317	$3,291	$(436)	$132,172
Securities Held to Maturity
State and municipal securities	19,672	364	(126)	19,910
Total securities held to maturity	$19,672	$364	$(126)	$19,910
Total securities	$148,989	$3,655	$(562)	$152,082
Securities with a carrying value of $45,534 and $46,263 at March 31, 2022 and December 31, 2021, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.
The amortized cost and fair value of securities available for sale and securities held to maturity as of March 31, 2022 and December 31, 2021 by contractual maturity are shown below. Actual maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid with or without penalty. Therefore, these securities are not included by maturity in the following summary:

	March 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securities Available for Sale
Due in less than one year	$301	$301	$302	$302
Due from one year to five years	6,997	6,881	2,766	2,790
Due after five to ten years	23,679	22,684	26,475	26,764
Due after ten years	64,860	62,506	62,651	65,196
Mortgage-backed securities	60,264	58,655	37,123	37,120
Total securities available for sale	$156,101	$151,027	$129,317	$132,172
Securities Held to Maturity
Due in less than one year	$—	$—	$—	$—
Due from one year to five years	—	—	—	—
Due after five to ten years	1,772	1,689	1,100	1,115
Due after ten years	17,895	16,538	18,572	18,795
Mortgage-backed securities	—	—	—	—
Total securities held to maturity	$19,667	$18,227	$19,672	$19,910
Total securities	$175,768	$169,254	$148,989	$152,082
Restricted equity securities as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31,	December 31,
	2022	2021
Federal Home Loan Bank stock	$1,900	$1,675
First National Banker’s Bankshares, Inc. stock	675	675
Pacific Coast Banker’s Bank stock	250	250
Total restricted equity securities	$2,825	$2,600
Temporarily Impaired Securities
The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position at March 31, 2022 and December 31, 2021.

	Less Than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
March 31, 2022
Securities Available for Sale
U.S. Treasury securities	$(556)	$9,241	$—	$—	$(556)
U.S. Government Sponsored Enterprises (GSEs)	(215)	5,596	(199)	2,443	(414)
State and municipal securities	(2,924)	39,112	—	—	(2,924)
Corporate debt securities	(177)	5,351	(39)	711	(216)
Asset based securities	(101)	7,473	(4)	844	(105)
Mortgage-backed GSE residential/multifamily and non-GSE	(1,522)	41,499	(93)	2,442	(1,615)
Total securities available for sale	$(5,495)	$108,272	$(335)	$6,440	$(5,830)
Securities Held to Maturity
State and municipal securities	(1,377)	17,786	(63)	441	(1,440)
Total securities held to maturity	$(1,377)	$17,786	$(63)	$441	$(1,440)
Total securities	$(6,872)	$126,058	$(398)	$6,881	$(7,270)

	Less Than Twelve Months		Over Twelve Months		Total Unrealized Losses
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value

December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$(20)	$5,347	$—	$—	$(20)
U.S. Government Sponsored Enterprises (GSEs)	(57)	1,946	(46)	1,899	(103)
State and municipal securities	(66)	6,270	—	—	(66)
Corporate debt securities	(35)	2,995	—	—	(35)
Asset based securities	(21)	2,842	(3)	879	(24)
Mortgage-backed GSE residential/multifamily and non-GSE	(158)	16,226	(30)	2,749	(188)
Total securities available for sale	$(357)	$35,626	$(79)	$5,527	$(436)
Securities Held to Maturity
State and municipal securities	(126)	6,450	—	—	(126)
Total securities held to maturity	$(126)	$6,450	$—	$—	$(126)
Total securities	$(483)	$42,076	$(79)	$5,527	$(562)
The unrealized losses on 172 securities were caused by interest rate changes. Because the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before recovery of the amortized cost bases, at maturity, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2022.
Other-Than-Temporary Impairment
The Company routinely conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. Factors included in the evaluation process may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset. As of March 31, 2022 and December 31, 2021, no securities within the Company’s investment securities portfolio was considered other-than-temporarily impaired.
SECURITIES
The amortized cost and fair value of securities at December 31, 2021 and December 31, 2020 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$7,820	$22	$(20)	$7,822
U.S. Government Sponsored Enterprises (GSEs)	9,228	68	(103)	9,193
State and municipal securities	54,236	2,611	(66)	56,781
Corporate debt securities	10,530	289	(35)	10,784
Asset based securities	10,380	116	(24)	10,472
Mortgage-backed GSE residential/multifamily and non-GSE	37,123	185	(188)	37,120
Total securities available for sale	$129,317	$3,291	$(436)	$132,172

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	19,672	364	(126)	19,910
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$19,672	$364	$(126)	$19,910
Total securities	$148,989	$3,655	$(562)	$152,082
NOTE 3.    SECURITIES (Continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	9,154	246	(34)	9,366
State and municipal securities	64,468	3,531	(58)	67,941
Corporate debt securities	8,286	188	(5)	8,469
Asset based securities	9,035	76	—	9,111
Mortgage-backed GSE residential/multifamily and non-GSE	18,753	394	(33)	19,114
Total securities available for sale	$109,696	$4,435	$(130)	$114,001

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	—	—	—	—
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—
Total securities	$109,696	$4,435	$(130)	$114,001
Securities with a carrying value of $46,263 and $40,983 at December 31, 2021 and December 31, 2020, respectively, were pledged to secure public deposits and for other purposes as required or permitted by law.
The amortized cost and fair value of securities available for sale and securities held to maturity as of December 31, 2021 and December 31, 2020 by contractual maturity are shown below. Actual maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid with or without penalty. Therefore, these securities are not included by maturity in the following summary:
NOTE 3.    SECURITIES (Continued)

	December 31,
	2021		2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securities Available for Sale
Due in less than one year	$302	$302	$—	$—
Due from one year to five years	2,766	2,790	1,200	1,241
Due after five to ten years	26,475	26,764	15,518	15,873
Due after ten years	62,651	65,196	74,225	77,773
Mortgage-backed securities	37,123	37,120	18,753	19,114
Total securities available for sale	$129,317	$132,172	$109,696	$114,001

Securities Held to Maturity
Due in less than one year	$—	$—	$—	$—
Due from one year to five years	—	—	—	—
Due after five to ten years	1,100	1,115	—	—
Due after ten years	18,572	18,795	—	—
Mortgage-backed securities	—	—	—	—
Total securities held to maturity	$19,672	$19,910	$—	$—
Total securities	$148,989	$152,082	$109,696	$114,001
Gains and losses on sales of securities available for sale for the years ended December 31, 2021 and December 31, 2020 consist of the following:

	Years Ended December 31,
	2021	2020
Gross gains	$862	$765
Gross losses	(919)	(23)
Net realized gains (losses)	$(57)	$742
Restricted equity securities as of December 31, 2021 and December 31, 2020 consist of the following:

	December 31,
	2021	2020
Federal Home Loan Bank stock	$1,675	$2,299
First National Banker’s Bankshares, Inc. stock	675	675
Pacific Coast Banker’s Bank stock	250	250
Total restricted equity securities	$2,600	$3,224
NOTE 3.    SECURITIES (Continued)
Temporarily Impaired Securities
The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position at December 31, 2021 and December 31, 2020.

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$(20)	$5,347	$—	$—	$(20)
U.S. Government Sponsored Enterprises (GSEs)	(57)	1,946	(46)	1,899	(103)
State and municipal securities	(66)	6,270	—	—	(66)
Corporate debt securities	(35)	2,995	—	—	(35)
Asset based securities	(21)	2,842	(3)	879	(24)
Mortgage-backed GSE residential/multifamily and non-GSE	(158)	16,226	(30)	2,749	(188)
Total securities available for sale	$(357)	$35,626	$(79)	$5,527	$(436)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	(126)	6,450	—	—	(126)
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$(126)	$6,450	$—	$—	$(126)
Total securities	$(483)	$42,076	$(79)	$5,527	$(562)
NOTE 3.    SECURITIES (Continued)
Temporarily Impaired Securities (Continued)

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses
December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	(34)	2,051	—	—	(34)
State and municipal securities	(58)	4,979	—	—	(58)
Corporate debt securities	(5)	1,495	—	—	(5)
Asset based securities	—	960	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	(33)	6,643	—	—	(33)
Total securities available for sale	$(130)	$16,128	$—	$—	$(130)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	—	—	—	—	—
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—	$—
Total securities	$(130)	$16,128	$—	$—	$(130)
The unrealized losses on fifty-five securities were caused by interest rate changes. Because the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before recovery of the amortized cost bases, at maturity, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2021.
Other-Than-Temporary Impairment
The Company routinely conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. Factors included in the evaluation process may include geographic concentrations, credit ratings, and other performance indicators of the underlying asset. As of December 31, 2021 and December 31, 2020, no securities within the Company’s investment securities portfolio was considered other-than-temporarily impaired.